Segment information (Details) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 segment
Geographical segments
Number of operating segments | segment			5
Number of operating areas | segment			4
Revenue	€ 39,338	€ 38,956
Profit attributable to the parent	3,231	3,752
Operating profit / (loss) before tax	6,531	6,899
Gains or losses on non-current assets held for sale not classified as discontinued operations	(257)	(94)
Provisions or reversal of provisions, net	(1,916)	(1,262)
Income tax and/or profit from discontinued operations	2,449	2,378
Operating segment
Geographical segments
Revenue	39,338	38,956
Profit attributable to the parent	4,045	4,052
Operating profit / (loss) before tax	7,579	7,480
Intra-Group eliminations
Geographical segments
Profit attributable to the parent	(814)	(300)
Operating profit / (loss) before tax	(1,048)	(581)
Gains (losses) on disposals of investments	150
Gains or losses on non-current assets held for sale not classified as discontinued operations	(180)
Intra-Group eliminations | Provision for restructuring
Geographical segments
Provisions or reversal of provisions, net	(704)	(300)
Intra-Group eliminations | Provision For Customer Remediation PPI Redress And Related Costs
Geographical segments
Provisions or reversal of provisions, net	(80)
Intra-Group eliminations | SPAIN | Provision for restructuring
Geographical segments
Provisions or reversal of provisions, net		(280)
Intra-Group eliminations | PORTUGAL | Provision for restructuring
Geographical segments
Provisions or reversal of provisions, net		20
Europe Segment [Member] | Operating segment
Geographical segments
Revenue	16,190	16,406
Profit attributable to the parent	2,354	2,422
Operating profit / (loss) before tax	3,549	3,610
South America Segment [Member] | Operating segment
Geographical segments
Revenue	14,420	15,497
Profit attributable to the parent	1,961	690
Operating profit / (loss) before tax	3,661	1,265
North America Segment [Member] | Operating segment
Geographical segments
Revenue	8,768	7,179
Profit attributable to the parent	889	1,846
Operating profit / (loss) before tax	1,594	3,499
Santander Global Platform Segment [Member] | Operating segment
Geographical segments
Revenue	61	52
Profit attributable to the parent	(51)	(23)
Operating profit / (loss) before tax	(70)	(29)
Corporate center | Operating segment
Geographical segments
Revenue	(101)	(178)
Profit attributable to the parent	(1,108)	(883)
Operating profit / (loss) before tax	€ (1,155)	(865)
Corporate center | Intra-Group eliminations | Provision for restructuring
Geographical segments
Provisions or reversal of provisions, net		€ (40)